UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/00

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    King Investment Advisors, Inc.
Address: 1980 Post Oak Boulevard, Suite 2400

         Houston, TX  77056

13F File Number:  28-1717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roger E. King
Title:     President
Phone:     (713) 961-0462

Signature, Place, and Date of Signing:

     Roger E. King     Houston, TX     August 04, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     65

Form13F Information Table Value Total:     838890


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------

Ace Limited                 Common              G0070K103    13904   496572 X                               495639        0      933
ACTV US                     Common              00088E104      150    10300 X                                10300        0        0
Adelphia Communications CL ACommon              006848105    39905   899275 X                               898385        0      890
Alltell Corp.               Common              020039103      242     3880 X                                 3880        0        0
Amerisource (AAS)           Common              03071P102     5434   174598 X                               174469        0      130
Astoria Financial Corp      Common              046265104    13397   486044 X                               485603        0      441
AT&T                        Common              001957109     2051    63584 X                                63584        0        0
AT&T Corp.  Cl A            Common              001957208     2522    98652 X                                98652        0        0
Auto Data Processing Inc    Common              053015103      536    10400 X                                10400        0        0
B M C Software Inc.         Common              055921100     2418    68120 X                                68120        0        0
Beckman Coulter Inc         Common              075811109    29962   512178 X                               511681        0      497
Black & Decker MFG Co       Common              091797100     1915    50145 X                                50145        0        0
Boeing                      Common              097023105     1728    42220 X                                42220        0        0
Broadwing Inc               Common              111620100    47173  1859016 X                              1857074        0     1942
Cabletron Systems Inc       Common              126920107     3207   125755 X                               125482        0      274
Cablevision Systems         Common              12686C109    43760   629635 X                               629062        0      573
Centurytel Inc              Common              156686107    15936   534535 X                               534384        0      152
Charter Communications-A    Common              16117M107    18019  1100413 X                              1097941        0     2472
Citizens Communication      Common              17453B101    17934  1006825 X                              1004929        0     1896
Clearnet Commun Cl A        Common              184902104     5403   207826 X                               207826        0        0
Countrywide Credit Inds     Common              222372104     4711   147210 X                               147173        0       37
Dial Corp (new)             Common              25247D101     2786   254750 X                               254750        0        0
Diebold Incorporated        Common              253651103    26472   910868 X                               910017        0      851
Disney Walt Co.             Common              254687106     2149    54400 X                                54400        0        0
Dobson Communications       Common              256069105     1001    51005 X                                51005        0        0
Dow Chemical                Common              260543103      442    14100 X                                14100        0        0
Dura Pharmaceuticals        Common              266325109    41656  2824131 X                              2821364        0     2768
Earthlink Inc.              Common              270321102    14494   977470 X                               976183        0     1287
Equifax                     Common              294429105     4734   175325 X                               175197        0      128
First Data Corp.            Common              319963104     1653    32375 X                                32375        0        0
Gemstar Intl Group LTD      Common              G3788V106     1509    24000 X                                24000        0        0
General Electric            Common              369604103     1683    33820 X                                33820        0        0
Global Crossing Ltd         Common              G3921A100    30288  1170542 X                              1169490        0     1052
Great Atlantic & Pacific    Common              390064103     2098   126180 X                               126180        0        0
Greenpoint Financial        Common              395384100      530    26150 X                                26150        0        0
GTE Corp                    Common              362320103     2505    40360 X                                40360        0        0
Hewlett-Packard             Common              428236103      380     3175 X                                 3175        0        0
Honeywell Inc               Common              438506107     1615    47857 X                                47857        0        0
IB M                        Common              459200101     1129     9904 X                                 9904        0        0
Intermedia Communications   Common              458801107     2642    85555 X                                85507        0       48
Johnson & Johnson           Common              478460104     2208    22401 X                                22401        0        0
Lehman Bros Holdings        Common              524908100     4253    44040 X                                44040        0        0
Liberty Corp.               Common              530370105     5535   129845 X                               129640        0      205
Meredith Corporation        Common              589433101      725    20151 X                                20139        0       13
Nextel Communications Inc   Common              628530107    31731   565987 X                               565427        0      560
Nextel Partners Inc CL A    Common              65333F107     1061    36340 X                                36340        0        0
Paxson Communications       Common              704231109     4822   555035 X                               554531        0      505
Pepsi Bottling              Common              713409100     2345    83195 X                                83173        0       22
Price Communications        Common              741437305    41424  1739590 X                              1737672        0     1918
Reliastar Financial         Common              75952U103    41912   797368 X                               796622        0      746
Rural Cellular Corp.        Common              781904107    29321   364241 X                               363560        0      681
Schlumberger                Common              806857108     1050    14180 X                                14180        0        0
Smithkline Beecham          Common              832378301     1157    17560 X                                17560        0        0
St. Jude Medical Inc.       Common              798049103    53079  1206330 X                              1205204        0     1126
Telephone & Data Systems    Common              879433100    46886   447596 X                               447141        0      455
Texas Instruments           Common              882508104     1993    28890 X                                28890        0        0
Time Warner Inc             Common              887315109      309     4125 X                                 4125        0        0
United Global               Common              913247508     2817    60263 X                                60263        0        0
Viatel Inc.                 Common              925529208    40203  1423098 X                              1421723        0     1375
Voicestream Wireless        Common              928615103    46017   397553 X                               397262        0      291
Watson Pharmaceutical Inc   Common              942683103    34277   635133 X                               634314        0      819
Western Wireless Corp. Cl A Common              95988E204    20387   386476 X                               385717        0      759
Wild Oats Markets Inc       Common              96808B107      750    59970 X                                59970        0        0
Winstar Communications Inc. Common              975515107    10050   300549 X                               300369        0      180
Worldcom Inc                Common              98157D106     4505   102250 X                               102250        0        0